Subsequent Events (Details) In Thousands, except Share data, unless otherwise specified	0 Months Ended		6 Months Ended				0 Months Ended		1 Months Ended		0 Months Ended	1 Months Ended		0 Months Ended										0 Months Ended	1 Months Ended
	Jul. 11, 2014	Feb. 25, 2014 USD ($)	Jun. 30, 2014 USD ($)	Jun. 30, 2013 USD ($)	Jul. 11, 2014 Oceanbulk	Jul. 11, 2014 Held in escrow for Heron vessels	Jul. 11, 2014 Heron vessels USD ($)	Jul. 11, 2014 Oaktree	Aug. 31, 2014 Oaktree	Dec. 31, 2014 Oaktree	Jul. 11, 2014 Pappas shareholders and Millennia Holdings	Aug. 31, 2014 Pappas shareholders and Millennia Holdings	Dec. 31, 2014 Pappas shareholders and Millennia Holdings	Jul. 11, 2014 The "Dioriga Facility" USD ($)	Jul. 16, 2014 The "NIBC Facility" USD ($)	Jul. 31, 2014 The "BNP Facility" USD ($)	Jul. 22, 2014 Peloreus USD ($)	Jul. 11, 2014 Peloreus	Jul. 22, 2014 Peloreus - Financed by Deutsche Bank AG loan facility USD ($)	Jul. 22, 2014 Peloreus- Financed by existing cash USD ($)	Jul. 11, 2014 Mr Softeland and Mr Schmitz	Aug. 04, 2014 Former CEO EUR (€)	Jul. 11, 2014 Additional financing USD ($)	Sep. 05, 2014 Excel vessels USD ($)	Aug. 31, 2014 Excel vessels USD ($)	Aug. 31, 2014 Excel vessels capesize	Aug. 31, 2014 Excel vessels Kamsarmax	Aug. 31, 2014 Excel vessels Panamax	Aug. 31, 2014 Excel vessels Handymax	Aug. 31, 2014 Oaktree Excel investors	Aug. 31, 2014 Angelo, Gordon Excel investors	Dec. 31, 2014 Angelo Gordon investors	Sep. 05, 2014 Excel Vessel Bridge Facility USD ($)	Aug. 31, 2014 Excel Vessel Bridge Facility USD ($)
Subsequent Events [Line Items]
Vessels Acquired					12		2																		34	6	14	12	2
Vessels Delivered																								5
Common Stock - Shares Issued						2,115,706
Expected payment upon the distribution of vessels		$ 200					$ 25,000																		$ 288,391
Shares to acquire business	54,104,200	22,598						45,460,324			8,643,876													3,548,372	29,917,312
Ownership percentage		33.00%						61.30%		57.30%	12.60%		9.30%																	48.10%	24.30%	7.80%
Voting percentage									33.00%			15.00%
Number of shares granted			402,167	279,333																	15,000
Number of shares vested																					15,000
DWT																	182,000
Delivery installment payment			74,267	827													34,625		32,500	2,125				3,678
Severance payment, cash																						644,000
Severance payments,common shares																						168,842
Number of contracts acquired for vessels construction					25
Delivery date																		Jul. 22, 2014
Loan amount															32,000	32,500							208,237											231,000
Outstanding borrowings														20,000																			29,240
Number of tranches per loan															2
Amount of each tranche															$ 16,000
Loan reference interest rate														LIBOR	LIBOR	LIBOR
Loan interest rate margin														a margin of 3.2% per annum (as long as ACR exceeds 143%) or 4.30% per annum (if ACR falls below 143%)	2.80% annum	2.50% per annum
Loan repayment terms														The Dioriga Facility will mature in March 2019 and will be repayable in 20 quarterly installments of $350 each, commencing three months after the drawdown, plus a balloon payment of $13,000 due together with the last installment	The facility will mature six years after the signing date. Each tranche is expected to be drawn with the delivery of the relevant vessel and will be repayable in consecutive quarterly installments of $268, commencing three months after the drawdown, plus a balloon payment of $10,650, for HN 5040, and $10,918, for HN 5043, both due in September 2020.	The facility is expected to be drawn with the delivery of the vessel and will be repaid in 20 equal, consecutive, quarterly principal payments of $537.5 each with the first becoming due and payable three months from the drawdown date together with a balloon installment of $21,750 payable simultaneously with the 20th installment.
Covenant description														The Dioriga Facility includes certain negative covenants, including covenants against (i) changes in the management or legal or beneficial ownership of Dioriga and (ii) encumbrance on the assets of Dioriga. The Dioriga Facility includes the following financial maintenance covenants: - a market value of the vessel to loan (including interest rate swap exposure) ratio to exceed 130%; and - minimum liquidity to exceed $700, to be maintained in an account with HSBC Bank plc.	The definitive agreements of the NIBC Facility will contain negative and financial covenants customary for facilities of this type.	The definitive agreement of the BNP Facility will contain negative and financial covenants customary for facilities of this type.